4. STOCKHOLDERS' DEFICIT (Details 1) - Warrant [Member]	12 Months Ended
Dec. 31, 2016 shares
Outstanding, January 1, 2016	3,503
Issuances	4,334,898
To be issued	21,549
Canceled / Expired	(10,188)
Outstanding, December 31, 2016	4,349,762